Royalties (Tables)	12 Months Ended
Sep. 30, 2021
Schedule Of Royalties
Schedule of Royalties
($)
Balance at September 30, 2020	-
Additions	25,445,415
Acquisition from Ely (Note 3)	231,172,628
Depletion	(163,817)
Functional currency translation	379,230
Balance at September 30, 2021	256,833,456

Summary of Royalties

	Cost			Accumulated Depletion			Foreign Currency	Carrying
	Opening	Additions	Ending	Opening	Depletion	Ending	Translation	Amount
September 30, 2021	($)	($)	($)	($)	($)	($)	($)	($)

Depletable Royalties
Isabella Pearl	-	2,820,538	2,820,538	-	5,579	5,579	-	2,814,959
Jerritt Canyon	-	8,920,908	8,920,908	-	73,948	73,948	-	8,846,960
Marigold	-	1,261,207	1,261,207	-	84,290	84,290	-	1,176,917
Subtotal	-	13,002,653	13,002,653	-	163,817	163,817	-	12,838,836

Non-depletable Royalties
Beaufor	-	1,235,414	1,235,414	-	-	-	-	1,235,414
Croinor	-	5,329,811	5,329,811	-	-	-	-	5,329,811
Fenelon	-	41,552,905	41,552,905	-	-	-	-	41,552,905
Gold Rock	-	3,275,322	3,275,322	-	-	-	-	3,275,322
Hog Ranch	-	12,879,239	12,879,239	-	-	-	-	12,879,239
Lincoln Hill	-	5,288,677	5,288,677	-	-	-	-	5,288,677
McKenzie Break	-	4,010,405	4,010,405	-	-	-	-	4,010,405
Railroad-Pinion	-	3,032,071	3,032,071	-	-	-	-	3,032,071
Rawhide	-	3,820,573	3,820,573	-	-	-	-	3,820,573
REN (Net Profit Interest)	-	21,016,741	21,016,741	-	-	-	-	21,016,741
REN (Net Smelter Return)	-	42,364,755	42,364,755	-	-	-	-	42,364,755
São Jorge	-	2,194,333	2,194,333	-	-	-	79,793	2,274,126
Titiribi	-	2,904,333	2,904,333	-	-	-	105,625	3,009,958
Whistler	-	2,575,033	2,575,033	-	-	-	-	2,575,033
Yellowknife	-	1,804,433	1,804,433	-	-	-	65,607	1,870,040
Others	-	90,331,345	90,331,345	-	-	-	128,205	90,459,550
Subtotal	-	243,615,390	243,615,390	-	-	-	379,230	243,994,620
Total	-	256,618,043	256,618,043	-	163,817	163,817	379,230	256,833,456

Summary of Selected Royalties Own by the Company

Property	Jurisdiction	Property Stage	Royalty
Isabella Pearl Mine	Nevada, USA	Producing	0.375% Gross Revenue Royalty
Jerritt Canyon Mine	Nevada, USA	Producing	0.5% NSR and Per Ton Royalty (sliding scale based on metal price)
Beaufor Project	Québec, Canada	Development	1.0% NSR
Croinor Gold Project	Québec, Canada	Advanced - Exploration	2.5% NSR
Fenelon Gold Property	Québec, Canada	Development	2.0% NSR
Gold Rock Project	Nevada, USA	Development	0.5% NSR
Hog Ranch Project	Nevada, USA	Development	2.25% NSR
Lincoln Hill Project	Nevada, USA	Development	2.0% NSR
Railroad-Pinion Project	Nevada, USA	Development	0.44% NSR
Rawhide Mine	Nevada, USA	Producing	15% Net Profit Interest (“NPI”)
REN Project	Nevada, USA	Development	1.5% NSR, 3.5% NPI
Sao Jorge Project	Para State, Brazil	Development	1.0% NSR